Financial assets and liabilities - Derivative financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Financial assets transfer from Level 1 to Level 2	€ 0
Financial assets transfer from Level 2 to Level 1	0
Non-current derivative financial assets	6	€ 124
Current derivative financial instruments	13	11
Non-current derivative financial liabilities	251	0
Current derivative financial liabilities	2	8
Derivatives
Financial assets and liabilities
Fair value of assets	19	135
Contractual or notional amounts of assets	321	1,703
Fair value of liabilities	253	8
Contractual or notional amounts of liabilities	2,651	195
Metal forward contracts
Financial assets and liabilities
Fair value of assets	14	8
Contractual or notional amounts of assets	164	187
Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets		124
Contractual or notional amounts of assets		1,499
Fair value of liabilities	251
Contractual or notional amounts of liabilities	2,591
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets	3
Contractual or notional amounts of assets	149
Fair value of liabilities	1	8
Contractual or notional amounts of liabilities	43	195
NYMEX gas swaps
Financial assets and liabilities
Fair value of assets		2
Contractual or notional amounts of assets		15
Fair value of liabilities	1
Contractual or notional amounts of liabilities	17
Carbon futures
Financial assets and liabilities
Fair value of assets	2	1
Contractual or notional amounts of assets	8	2
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets		€ 124
Non-current derivative financial liabilities	€ 251